Fair Value Measurement - Reconciliation of Warrant Liability (Details) - Fair Value, Inputs, Level 3 - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning of period		$ 152,808	$ 2,000	$ 620
End of period	$ 152,808	226,068	152,808	2,000
Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning of period	91,959	68,772	91,959
Loss (gain) from fair value of warrant liability	(23,187)	59,943	(23,187)
End of period	$ 68,772	$ 128,715	$ 68,772	$ 91,959